Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

        The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information and are unaudited. The interim unaudited financial statements have been prepared on the same basis as the financial statements as of and for the year ended December 31, 2013 included elsewhere in this prospectus. In the opinion of management, the accompanying financial statements reflect all adjustments, which include only normal recurring adjustments, necessary for the fair statement of the Company's financial position as of September 30, 2014, the results of its operations and its comprehensive loss for the nine months ended September 30, 2014 and 2013 and its cash flows for the nine months ended September 30, 2014 and 2013. The results for the nine months ended September 30, 2014 are not necessarily indicative of results to be expected for the year ending December 31, 2014, any other interim periods, or any future year or period. The information contained in the accompanying financial statements and the notes thereto should be read in conjunction with the financial statements and notes thereto for the year ended December 31, 2013 included elsewhere in this prospectus.

Basis of Accounting

        The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification ("ASC") and Accounting Standards Update ("ASU") of the Financial Accounting Standards Board ("FASB").

        On April 5, 2012, the Jump-Start Our Business Startups Act (the "JOBS Act") was signed into law. The JOBS Act contains provisions that, among other things, reduce certain reporting requirements for an "emerging growth company." The Company is considered an emerging growth company, but has elected to not take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. As a result, the Company will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth companies.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

        At September 30, 2014 and December 31, 2013, the Company's financial instruments included cash and cash equivalents, restricted cash, marketable securities, accounts payable, accrued expenses and notes payable. The carrying amounts reported in the Company's financial statements for cash and cash equivalents, restricted cash, accounts payable and accrued expenses approximates their respective fair values because of the short-term nature of these instruments. The Company's short- term marketable securities are carried at fair value based on quoted market prices and other observable inputs. Notes payable approximates fair value because the interest rate is reflective of the rate the Company could obtain on debt with similar terms and conditions. At December 31, 2013, the Company also reported a preferred stock warrant liability. The carrying value of the preferred stock warrant liability was the estimated fair value of the liability (Note 5). The Company has determined the estimated fair value of financial instruments using available market information and management's estimates. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

Fair Value of Financial Instruments

        At December 31, 2013 and 2012, the Company's financial instruments included cash and cash equivalents, restricted cash, marketable securities, accounts payable, accrued expenses, notes payable and preferred stock warrant liability. At December 31, 2012, the Company also carried accounts receivable. The carrying amount of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued expenses approximates fair value due to the short-term maturities of these instruments. The Company's short- and long-term marketable securities are carried at fair value based on quoted market prices and other observable inputs. Notes payable approximates fair value because the interest rate is reflective of the rate the Company could obtain on debt with similar terms and conditions. The carrying value of the preferred stock warrant liability is the estimated fair value of the liability (Note 5). The Company has evaluated the estimated fair value of financial instruments using available market information and management's estimates. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

Net Income Per Common Share

Net Income Per Common Share

        Prior to the Company's initial public offering ("IPO") in September 2014, the Company used the two-class method to compute net income per common share because the Company had outstanding securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings available to common stockholders for the period, after an allocation of earnings to participating securities, to be allocated between common and participating securities based upon their respective rights to receive distributed and undistributed earnings. Each series of the Company's convertible preferred stock were entitled to receive annual non-cumulative dividends that ranged from $0.60 - $1.66 per share, payable prior and in preference to dividends paid to holders of common stock when and if declared by the Company's board of directors. In the event a dividend was paid on common stock, holders of preferred stock were entitled to a proportionate share of any such dividend as if they were holders of common shares (on an as-if converted basis).

        For periods with net income prior to the IPO, net income per common share information is computed using the two-class method. Under the two-class method, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Basic net income attributable to common stockholders is computed by an adjustment to subtract from net income the portion of current year earnings that the preferred stockholders would have been entitled to receive pursuant to their dividend rights had all of the year's earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the convertible preferred shares had no obligation to fund losses.

        Diluted net income per common share is computed by using the weighted-average number of shares of common stock outstanding, plus, for periods with net income attributable to common stock, the dilutive effects of stock options, restricted stock units, and warrants. Potential dilutive shares consist of incremental common stock issuable upon the exercise of stock options and warrants. Basic and dilutive computations are the same in periods with net losses attributable to common stockholders as the dilutive effects of stock options, restricted stock units and warrants would be antidilutive.

Net Income Per Common Share

        The Company uses the two-class method to compute net income per common share because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings available to common stockholders for the period, after an allocation of earnings to participating securities, to be allocated between common and participating securities based upon their respective rights to receive distributed and undistributed earnings. The Company's preferred stock are each entitled to receive annual non-cumulative dividends that range from $0.60 - $1.66 per share, payable prior and in preference to dividends paid to holders of common stock when and if declared by the Board. In the event a dividend is paid on common stock, holders of preferred stock are entitled to a proportionate share of any such dividend as if they were holders of common shares (on an as-if converted basis).

        For periods with net income, net income per common share information is computed using the two-class method. Under the two-class method, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Basic net income attributable to common stockholders is computed by an adjustment to subtract from net income the portion of current year earnings that the preferred shareholders would have been entitled to receive pursuant to their dividend rights had all of the year's earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the convertible preferred shares have no obligation to fund losses. Diluted net income per common share is computed by using the weighted-average number of shares of common stock outstanding, plus, for periods with net income attributable to common stock, the dilutive effects of stock options, restricted stock units, and warrants. Potential dilutive shares consist of incremental common stock issuable upon the exercise of stock options and warrants. Basic and dilutive computations are the same in periods with net losses attributable to common stockholders as the dilutive effects of stock options, restricted stock units and warrants would be antidilutive.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

        In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-09, Revenue from Contracts with Customers. ASU 2014-09 will supersede and replace nearly all existing U.S. GAAP revenue recognition guidance, including industry-specific guidance. The guidance is effective for annual reporting periods beginning after December 15, 2016, including interim periods therein. The Company is evaluating ASU 2014-09 and has not yet determined what, if any, effect ASU 2014-09 will have on its results of operations or financial condition.

Recent Accounting Pronouncements

        In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers." ASU 2014-09 will supersede and replace nearly all existing U.S. GAAP revenue recognition guidance, including industry-specific guidance. The guidance is effective for annual reporting periods beginning after December 15, 2016, including interim periods therein. The Company is evaluating ASU 2014-09 and has not yet determined what, if any, effect ASU 2014-09 will have on its results of operations or financial condition.

Fair Value Measurement

  The Company measures certain assets and liabilities at fair value in accordance with Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (the exit price) in an orderly transaction between market participants at the measurement date. The guidance in ASC 820 outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. In determining fair value, the Company maximizes the use of quoted prices and observable inputs. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from independent sources. The fair value hierarchy is broken down into three levels based on the source of inputs as follows:

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  Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities..
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  Level 2—Valuations based on observable inputs and quoted prices in active markets for similar assets and liabilities.
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  Level 3—Valuations based on inputs that are unobservable and models that are significant to the overall fair value measurement.

Compensation Plans

The cost of each stock-based compensation award is determined based on the grant-date fair value, net of the effects of estimated forfeitures of the awards, and is recognized into expense over the award’s service period.

The Company uses the Black-Scholes valuation model to estimate the fair value of stock options at the grant date. The Black-Scholes valuation model requires the Company to make certain estimates and assumptions, including assumptions related to the expected price volatility of the Company’s stock, the period during which the options will be outstanding, the rate of return on risk- free investments, and the expected dividend yield for the Company’s stock.

Stock-Based Compensation Expense

        The Company accounts for stock-based compensation expense in accordance with the provisions of ASC 718, Compensation—Stock Compensation, which addresses the accounting for share-based payment transactions in which an enterprise receives employee services in exchange for (a) equity instruments of the enterprise or (b) liabilities that are based on the fair value of or may be settled by the issuance of the enterprise's equity instruments. ASC 718 requires that an entity measure the cost of equity-based service awards based on the grant-date fair value of the award and recognize the cost of such awards over the period during which the employee is required to provide service in exchange for the award (the vesting period).

        For stock options issued to employees and members of the Board for their services on the Board, the Company estimates the grant date fair value of each option using the Black-Scholes option pricing model. The use of the Black-Scholes option pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock over a period consistent with the expected life of the option, risk-free interest rates, the value of the common stock and expected dividend yields of the common stock. For awards subject to service-based vesting conditions, the Company recognizes stock-based compensation expense, net of estimated forfeitures, equal to the grant date fair value of stock options on a straight-line basis over the requisite service period, which is generally the vesting term. For awards subject to both performance and service-based vesting conditions, the Company recognizes stock-based compensation expense using the straight-line recognition method when it is probable that the performance condition will be achieved. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

        The Company utilizes significant estimates and assumptions in determining the fair value of its common stock. The Board determined the estimated fair value of the Company's common stock based on a number of objective and subjective factors, including external market conditions affecting the biotechnology industry and the prices at which the Company sold shares of redeemable convertible preferred stock, the superior rights and preferences of securities senior to the Company's common stock at the time, and the likelihood of achieving a liquidity event, such as an IPO or sale of the Company.

        Stock-based compensation expense recognized in accordance with ASC 718 for the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
Research and development	$18,920	$114,591
General and administrative	80,933	165,619

Total stock-based compensation	$99,853	$280,210

Employee Stock Purchase Plan
                In accordance with ASC 718-50, the ability to purchase stock at 85% of the lower of the fair market value of a share of Common Stock on the offering date or the exercise date represents an option. The Company estimates the fair value of such options at the inception of each offering period using the Black-Scholes valuation model.